UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2946
Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Senior Portfolio Manager

How did Dreyfus Municipal Money Market Fund perform during the period?

For the 12-month period ended May 31, 2006, the fund produced a yield of 2.34% . Taking into account the effects of compounding, the fund produced an effective yield of 2.36% .1

Tax-exempt money market yields continued to rise in a growing U.S. economy as the Federal Reserve Board (the “Fed”) increased short-term interest rates eight consecutive times during the reporting period.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, tax-exempt municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

The U.S. economy continued to grow at a relatively robust pace over most of the reporting period.Although inflationary pressures appeared to remain benign during most of 2005, the first five months of 2006 saw inflation-related concerns intensify when first quarter GDP posted a strong 5.3% annualized growth rate, prices of industrial commodities rose and energy prices surged to record highs. In its ongoing effort to forestall an acceleration of inflation, the Fed continued to raise short-term interest rates at each of eight meetings of its Federal Open Market Committee, driving the overnight federal funds rate to 5% by the reporting period’s end.

Yields of tax-exempt securities rose along with the federal funds rate, reaching their highest levels since May 2001. However, for most of the reporting period, yields of shorter-dated money market instruments tended to rise more sharply than longer-dated securities, substantially reducing the difference in the yields provided by tax-exempt securities with maturities between six months and three years.

With less need among municipalities for short-term borrowing to cover budget shortfalls in the recovering economy, the volume of newly issued money market securities fell compared to the same period one year earlier. This decrease in the supply of tax-exempt money market instruments was met by robust investor demand, putting downward pressure on yields. In fact, because of narrow yield differences in the six-month to three-year range, many investors who typically focus on municipal notes and bonds turned to shorter-term tax-exempt money market instruments. The rise in yields piqued investor interest and, by the end of the reporting period, assets in tax-exempt money market funds industry-wide had risen to record levels.

4

Many money market fund managers responded to these fundamental and technical forces by reducing their funds’ weighted average maturities, which, on average, reached the lowest levels in history. We focused on municipal securities with maturities between one and six months in order to avoid low yields from variable-rate demand notes, on which yields are reset daily or weekly, while keeping funds available for higher-yielding instruments as they became available. We found what we believed to be relatively attractive income opportunities from tax-exempt commercial paper, municipal notes and seasoned bonds with fairly short maturities.We attempted to “ladder” the fund’s holdings within the one-to six-month maturity range to protect its yield while ensuring that cash would be available for redemptions and new investments.

What is the fund’s current strategy?

Although at least one more rate hike appears likely before the Fed pauses to assess the impact of its monetary policy on the economy and inflation, we believe that short-term interest rates are unlikely to rise substantially above current levels. In addition, we expect issuance volume to increase during the summer when a number of states and municipalities traditionally come to market.Therefore, as soon as we become convinced that interest rates have peaked, we are prepared to extend the fund’s weighted average maturity in an attempt to lock in high current yields.

June 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND ’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 2.91
Ending value (after expenses)	$1,013.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 2.92
Ending value (after expenses)	$1,022.04

† Expenses are equal to the fund’s annualized expense ratio of .58%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2006

Short-Term	Coupon	Maturity	Principal
Investments—103.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.0%
Jefferson County,
Sewer Revenue, Refunding
(Insured; XLCA and Liquidity
Facility; Bank of America)	3.49	6/7/06	10,000,000 [a]	10,000,000
Arizona—3.0%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)	3.53	6/7/06	10,000,000 [a]	10,000,000
Roaring Fork Municipal Products
LLC, Revenue (GIC; Trinity
Funding Corporation and
Liquidity Facility; The Bank
of New York)	3.67	6/7/06	2,600,000 [a,b]	2,600,000
Salt River Project Agricultural
Improvement and Power
District, CP (Liquidity
Facility: Bank of America,
Bank One, Citibank N.A.,
JPMorgan Chase Bank, Marshall
and Isley Bank, and Wells
Fargo Bank)	3.60	9/5/06	17,000,000	17,000,000
Arkansas—.8%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)	3.55	6/7/06	5,650,000 [a]	5,650,000
West Memphis Public Facilities
Board, MFHR, Refunding
(Meadows Apartments Project)
(Insured; FHLMC)	3.53	6/7/06	2,490,000 [a]	2,490,000
California—2.4%
California,
RAN	4.50	6/30/06	6,000,000	6,007,012
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.57	6/7/06	17,725,001 [a,b]	17,725,001

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado—2.8%
Colorado Educational and Cultural
Facilities Authority, College
and University Revenue (Fuller
Project) (LOC; Key Bank)	3.57	6/7/06	10,000,000 [a]	10,000,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)	3.52	6/7/06	6,800,000 [a]	6,800,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.54	6/7/06	10,000,000 [a]	10,000,000
Delaware—.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	3.40	6/7/06	6,900,000 [a]	6,900,000
District of Columbia—2.2%
Bank of New York Municipal
Certificates Trust, Revenue
(GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	3.59	6/7/06	10,000,000 [a,b]	10,000,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-PepCo Energy Services)
(LOC; M&T Bank)	3.57	6/7/06	11,090,000 [a]	11,090,000
Florida—3.5%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; BNP
Paribas)	3.58	6/1/06	5,230,000 [a]	5,230,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; Sun America Inc.)	3.62	6/7/06	13,230,000 [a]	13,230,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.54	6/7/06	1,010,000 [a,b]	1,010,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	3.55	6/7/06	15,015,000 [a,b]	15,015,000
Georgia—3.6%
Conyers Housing Authority,
MFHR (Towne Pointe LP) (LOC;
Amsouth Bank)	3.28	6/7/06	4,000,000 [a]	4,000,000
DeKalb County Housing Authority,
MFHR (The Forest at Columbia
Apartments Project) (LOC;
First Tennessee Bank)	3.57	6/7/06	8,300,000 [a]	8,300,000
Gwinnett County Development
Authority, IDR (Suzanna’s
Kitchen Inc. Project) (LOC;
Wachovia Bank)	3.53	6/7/06	6,000,000 [a]	6,000,000
Savannah Economic Development
Authority, Industrial Revenue
(Home Depot Project)	3.52	6/7/06	17,000,000 [a]	17,000,000
Hawaii—.7%
Hawaii Pacific Health,
Special Purpose Revenue
(Department of Budget and
Finance) (Insured; Radian Bank
and Liquidity Facility; Bank
of Nova Scotia)	3.30	6/7/06	7,000,000 [a]	7,000,000
Idaho—1.0%
Idaho Housing and Finance
Association, SFMR (Liquidity
Facility; Lloyds TSB Bank PLC)	3.33	6/7/06	9,350,000 [a]	9,350,000
Illinois—2.9%
Chicago Board of Education,
Dedicated Revenues (Insured;
CIFG and Liquidity Facility;
DEPFA Bank PLC)	3.62	6/1/06	10,000,000 [a]	10,000,000
Illinois Finance Authority,
Revenue (Nazareth Academy
Project) (LOC; Bank of
Montreal)	3.48	6/7/06	5,250,000 [a]	5,250,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Lake County,
MFHR (Grand Oaks Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.58	6/7/06	9,000,000 [a]	9,000,000
University of Illinois,
University Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.51	6/7/06	3,500,000 [a,b]	3,500,000
Indiana—6.5%
Indianapolis Local Public
Improvement Bond Bank
(Waterworks Project) (Insured;
MBIA and Liquidity Facility;
DEPFA Bank PLC)	3.48	6/7/06	18,000,000 [a]	18,000,000
Saint Joseph County,
Educational Facilities Revenue
(University of Notre Dame Du
Lac Project) (Liquidity
Facility: Fifth Third Bank,
Northern Trust Company and
State Street Bank and Trust Co.)	3.40	6/7/06	45,000,000 [a]	45,000,000
Kansas—.6%
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	3.54	6/7/06	5,500,000 [a]	5,500,000
Kentucky—3.7%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC) (LOC;
Deutsche Postbank)	3.55	6/7/06	30,900,000 [a]	30,900,000
Somerset,
Industrial Building Revenue
(Wonderfuel LLC Project) (LOC;
Bank of America)	3.62	6/7/06	5,520,000 [a]	5,520,000
Louisiana—1.1%
New Orleans,
Sewerage Service, BAN	2.98	7/26/06	7,000,000	7,000,000
Quachita Parish Industrial
Development Board, IDR (Garret
Manufacturing LLC Project)
(LOC; Regions Bank)	3.57	6/7/06	4,080,000 [a]	4,080,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maine—.3%
Maine Housing Authority,
General Housing Revenue (GIC;
Rabobank International and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	6/7/06	2,880,000 [a,b]	2,880,000
Maryland—.7%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace) (LOC; M&T Bank)	3.57	6/7/06	5,650,000 [a]	5,650,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	3.72	6/7/06	1,435,000 [a]	1,435,000
Massachusetts—1.0%
Concord,
GO Notes, BAN	3.97	9/28/06	10,000,000	10,023,600
Michigan—1.4%
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.65	6/7/06	7,000,000 [a]	7,000,000
Michigan Municipal Bond Authority,
Revenue (LOC; JPMorgan Chase
Bank)	3.94	8/18/06	7,000,000	7,015,690
Mississippi—1.6%
Mississippi Business Finance
Corporation, College and
University Revenue (Belhaven
College Project) (LOC; First
Tennessee Bank)	3.60	6/7/06	8,540,000 [a]	8,540,000
University Educational Building
Corporation, College and
University Revenue (Campus
Improvements Project)
(Insured; MBIA and Liquidity
Facility; Amsouth Bank)	3.50	6/7/06	7,495,000 [a]	7,495,000
Missouri—2.4%
Kansas City Industrial Development
Authority, Revenue (Ewing
Marion Kauffman Foundation
Project)	3.58	6/1/06	23,600,000 [a]	23,600,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Nevada—.3%
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	3.50	7/24/06	3,000,000	3,000,000
New Hampshire—2.4%
New Hampshire Health and Education
Facilities Authority, Health
Care Facilities Revenue
(Catholic Medical Center)
(LOC; Citizens Bank of
Massachusetts)	3.49	6/7/06	9,610,000 [a]	9,610,000
New Hampshire Health and Education
Facilities Authority, Health
Care Facilities Revenue (South
New Hampshire Medical Center)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.53	6/7/06	8,000,000 [a]	8,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	3.52	6/7/06	5,885,000 [a]	5,885,000
New Jersey—1.5%
New Jersey,
TRAN	3.95	6/23/06	15,000,000	15,010,311
North Carolina—2.8%
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.60	6/7/06	16,995,000 [a,b]	16,995,000
North Carolina State Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.52	6/7/06	10,000,000 [a]	10,000,000
Ohio—5.2%
Butler County,
Capital Funding Revenue (CCAO
Low Cost Capital Pooled
Financing Program) (LOC; U.S.
Bank NA)	3.49	6/7/06	17,000,000 [a]	17,000,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Franklin County,
Health Care Facilities
Refunding and Improvement
Revenue (Ohio Presbyterian
Retirement Services) (LOC;
National City Bank)	3.51	6/7/06	3,900,000 [a]	3,900,000
Hamilton County,
Hospital Facilities Revenue
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.56	6/7/06	10,000,000 [a,b]	10,000,000
Lake County,
Hospital Facilities Revenue
(Lake Hospital Systems Inc.)
(Insured; Radian Bank and
Liquidity Facility; Bank of America)	3.30	6/7/06	11,600,000 [a]	11,600,000
Ohio Air Quality Development
Authority, PCR, Refunding
(FirstEnergy Nuclear
Generation Corp. Project)
(LOC; Barclays Bank PLC)	3.50	6/7/06	8,000,000 [a]	8,000,000
Oregon—2.8%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale and LOC;
Trinity Funding Corporation)	3.55	6/7/06	21,920,000 [a,b]	21,920,000
Oregon Facilities Authority,
MFHR (Vintage at Bend
Apartments) (Insured; FNMA and
Liquidity Facility; FNMA)	3.53	6/7/06	5,800,000 [a]	5,800,000
Pennsylvania—15.9%
Allegheny County Hospital
Development Authority, Revenue
(Children’s Institute of
Pittsburgh Project) (LOC;
Citizens Bank of Pennsylvania)	3.49	6/7/06	2,955,000 [a]	2,955,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	6/7/06	10,000,000 [a]	10,000,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.29	6/7/06	30,100,000 [a]	30,100,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.50	6/7/06	18,855,000 [a]	18,855,000
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	3.60	6/1/06	4,500,000 [a]	4,500,000
Franklin County Industrial
Development Authority,
Industrial Revenue (Menno
Haven Project) (Insured;
Radian Bank and Liquidity
Facility; Bank of America)	3.55	6/7/06	14,735,000 [a]	14,735,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.52	6/7/06	16,915,000 [a]	16,915,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.52	6/7/06	7,730,000 [a]	7,730,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.55	6/7/06	10,435,000 [a]	10,435,000
Pennsylvania Turnpike Commission,
Turnpike Revenue (Liquidity
Facility; Bayerische
Landesbank)	3.23	6/7/06	28,200,000 [a]	28,200,000
Philadelphia Authority for
Industrial Development,
Revenue (Gift of Life Donor
Program Project) (LOC;
Commerce Bank)	3.50	6/7/06	4,130,000 [a]	4,130,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Susquehanna County Industrial
Development Authority,
Industrial Revenue (Pennfield
Corporation Project) (LOC;
Fulton Bank)	3.67	6/7/06	4,835,000 [a]	4,835,000
South Dakota—2.1%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA and Liquidity Facility;
U.S. Bank NA)	3.58	6/1/06	20,000,000 [a]	20,000,000

Tennessee—8.7%
Blount County Public Building
Authority, Revenue (Local
Government Public Improvement)
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.48	6/7/06	2,025,000 [a]	2,025,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.58	6/1/06	7,000,000 [a]	7,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	3.58	6/1/06	20,000,000 [a]	20,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	3.58	6/1/06	14,445,000 [a]	14,445,000
Shelby County,
GO (Public Improvement and
School) (LOC: California State
Teachers Retirement and State
Street Bank and Trust Co.)	3.50	6/7/06	20,000,000 [a]	20,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.53	6/7/06	10,000,000 [a,b]	10,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee (continued)
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.52	6/7/06	10,000,000 [a,b]	10,000,000
Texas—13.6%
Austin,
Water and Wastwater System
Revenue (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.49	6/7/06	6,415,000 [a,b]	6,415,000
Dallas-Fort Worth International
Airport Facilities Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	3.54	6/7/06	3,520,000 [a,b]	3,520,000
East Texas Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch)	3.60	6/7/06	4,315,000 [a,b]	4,315,000
Greater Texas Student Loan
Corporation, Student Loan
Revenue (LOC; State Street
Bank and Trust Co.)	3.51	6/7/06	10,000,000 [a]	10,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.67	9/7/06	10,000,000	10,000,000
North Texas Municipal Water
District, Water System Revenue
(Insured; MBIA and Liquidity
Facility; Citibank N.A.)	3.25	6/1/06	7,345,000 [a,b]	7,345,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.35	6/7/06	5,000,000 [a]	5,000,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
AIG Funding Inc.)	3.74	6/7/06	8,265,000 [a,b]	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens Project)
(GIC; AIG Funding Inc.)	3.74	6/7/06	5,797,000 [a,b]	5,797,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; AIG Funding
Inc.)	3.74	6/7/06	10,600,000 [a,b]	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; AIG Funding Inc.)	3.74	6/7/06	8,430,000 [a,b]	8,430,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; AIG Funding Inc.)	3.74	6/7/06	3,745,000 [a,b]	3,745,000
Rockwall Independent School
District, School Building
(Liquidity Facility: Dexia
Credit Locale and Texas
Permanent School Fund)	6.45	11/2/06	10,000,000 [c]	10,117,500
Texas,
TRAN	4.50	8/31/06	28,000,000	28,087,833
University of Texas,
University Revenue, CP	3.46	7/18/06	10,000,000	10,000,000
Utah—.4%
Intermountain Power Agency,
Power Supply Revenue (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.54	6/1/06	4,260,000	4,260,000
Washington—1.6%
Pierce County Economic Development
Corporation, Industrial
Revenue (Seatac Packaging
Project) (LOC; HSBC Bank USA)	3.70	6/7/06	5,000,000 [a]	5,000,000
Washington,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.49	6/7/06	3,955,000 [a,b]	3,955,000
Washington Housing Finance
Commission, MFHR (Holly
Village Senior Living Project)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.53	6/7/06	6,600,000 [a]	6,600,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin—.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Amery Regional Medical
Center, Inc.) (LOC; Fifth
Third Bank)	3.50	6/7/06	5,000,000 [a]	5,000,000
Wyoming—2.1%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC; Royal
Bank of Canada)	3.50	11/30/06	5,000,000	5,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank N.A.)	3.50	11/30/06	15,000,000	15,000,000

Total Investments (cost $1,009,818,947)			103.8%	1,009,818,947

Liabilities, Less Cash and Receivables			(3.8%)	(37,073,961)

Net Assets			100.0%	972,744,986

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $184,032,001 or 18.9% of net assets.
[c] Purchased on a delayed delivery basis.

18

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	93.5
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	2.8
Not Rated [e]	Not Rated [e]	Not Rated [e]	3.7
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,009,818,947	1,009,818,947
Cash		21,485,409
Interest receivable		5,978,456
Prepaid expenses		24,875
		1,037,307,687

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		392,924
Payable for investment securities purchased		63,910,834
Payable for shares of Common Stock redeemed		199,684
Accrued expenses		59,259
		64,562,701

Net Assets ($)		972,744,986

Composition of Net Assets ($):
Paid-in capital		972,754,494
Accumulated net realized gain (loss) on investments		(9,508)

Net Assets ($)		972,744,986

Shares Outstanding
(5 billion share of $.001 par value Common Stock authorized)		974,451,977
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Year Ended May 31, 2006

Investment Income ($):
Interest Income	24,053,266
Expenses:
Management fee—Note 2(a)	4,119,050
Shareholder servicing costs—Note 2(b)	460,449
Custodian fees	70,964
Professional fees	65,887
Directors’ fees and expenses—Note 2(c)	55,035
Registration fees	37,084
Prospectus and shareholders’ reports	15,815
Miscellaneous	30,621
Total Expenses	4,854,905
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(70,155)
Net Expenses	4,784,750
Investment Income—Net	19,268,516

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(9,508)
Net Increase in Net Assets Resulting from Operations	19,259,008

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2006	2005

Operations ($):
Investment income—net	19,268,516	10,678,718
Net realized gain (loss) on investments	(9,508)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,259,008	10,678,718

Dividends to Shareholders from ($):
Investment income—net	(19,268,516)	(10,678,718)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,834,562,664	1,472,796,911
Dividends reinvested	9,328,072	5,310,343
Cost of shares redeemed	(1,719,670,081)	(1,611,535,595)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	124,220,655	(133,428,341)
Total Increase (Decrease) in Net Assets	124,211,147	(133,428,341)

Net Assets ($):
Beginning of Period	848,533,839	981,962,180
End of Period	972,744,986	848,533,839

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.012	.005	.008	.015
Distributions:
Dividends from investment income—net	(.023)	(.012)	(.005)	(.008)	(.015)
Dividends from net realized
gains on Investments	—	—	(.000)[a]	—	—
Total Distributions	(.023)	(.012)	(.005)	(.008)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.37	1.17	.49	.84	1.51

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.58	.59	.59	.58
Ratio of net expenses
to average net assets	.58	.58	.59	.59	.58
Ratio of net investment income
to average net assets	2.34	1.16	.49	.83	1.50

Net Assets, end of period
($ x 1,000)	972,745	848,534	981,962	904,764	1,025,306

[a] Amount represents less than $.001 per share.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager or Dreyfus” ) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At May 31, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $9,508 is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2006. If not applied, the carryover expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2006 and May 31, 2005, were all tax exempt income.

At May 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, the fund was charged $261,001 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $121,640 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund charged $3,829 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $365,919, shareholder services plan fees $6,000, chief compliance officer fees $1,605 and transfer agency per account fees $19,400.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
28	July 10, 2006

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2006 as “exempt-interest dividends” (not generally subject to regular federal income tax).

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186
———————
David W. Burke (70)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:

• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 79
———————
William Hodding Carter III (71)
Board Member (1988)
Principal Occupation During Past 5 Years:

• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1,
2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)

Other Board Memberships and Affiliations:

• The Century Foundation, Emeritus Director
• The Enterprise Corporation of the Delta, Director

No. of Portfolios for which Board Member Serves: 11
———————
Ehud Houminer (65)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:

• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman
• Explore Charter School, Brooklyn, NY, Chairman

No. of Portfolios for which Board Member Serves: 38

30

Richard C. Leone (66)
Board Member (1980)
Principal Occupation During Past 5 Years:

• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 11
———————
Hans C. Mautner (68)
Board Member (1980)
Principal Occupation During Past 5 Years:

• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

• Capital and Regional PLC, a British co-investing real estate asset manager, Director
• Member - Board of Managers of:
Mezzacappa Long/Short Fund LLC

No. of Portfolios for which Board Member Serves: 11
———————
Robin A. Melvin (42)
Board Member (1995)
Principal Occupation During Past 5 Years:

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances

No. of Portfolios for which Board Member Serves: 11
———————
John E. Zuccotti (68)
Board Member (1980)
Principal Occupation During Past 5 Years:

• Chairman of Brookfield Financial Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Visiting Nurse Service of New York, Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 11
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director-Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager — Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For More	Information

Dreyfus	Transfer Agent &
Municipal Money	Dividend Disbursing Agent
Market Fund, Inc.	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Richard C. Leone, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Richard C. Leone is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,675 in 2005 and $39,466 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,000 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $288 in 2005 and $282 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $811,636 in 2005 and $586,749 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)